Distribution Date:	08/17/26	Benchmark 2020-IG1 Mortgage Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2020-IG1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 272-6858
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	14		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	15	Asset Representations	Park Bridge Lender Services LLC
		Reviewer
Historical Detail	16
			David Rodgers	(212) 230-9090
Delinquency Loan Detail	17		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	18	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	19		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	20				trustadministrationgroup@computershare.com
Modified Loan Detail	21		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	22
Historical Bond / Collateral Loss Reconciliation Detail	23
Interest Shortfall Detail - Collateral Level	24
Supplemental Notes	25

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08162LAA8	2.701800%	42,750,000.00	36,859,811.01	0.00	82,989.86	0.00	0.00	82,989.86	36,859,811.01	30.28%	30.00%
A-2	08162LAB6	2.676500%	47,500,000.00	47,500,000.00	0.00	105,944.79	0.00	0.00	105,944.79	47,500,000.00	30.28%	30.00%
A-3	08162LAC4	2.686600%	348,650,000.00	348,650,000.00	0.00	780,569.24	0.00	0.00	780,569.24	348,650,000.00	30.28%	30.00%
A-S	08162LAF7	2.908600%	122,550,000.00	122,550,000.00	0.00	297,040.78	0.00	0.00	297,040.78	122,550,000.00	10.55%	10.45%
B	08162LAG5	3.110700%	35,720,000.00	35,720,000.00	0.00	92,595.17	0.00	0.00	92,595.17	35,720,000.00	4.80%	4.76%
C	08162LAH3	3.342034%	14,630,000.00	14,630,000.00	0.00	40,744.96	0.00	0.00	40,744.96	14,630,000.00	2.45%	2.42%
D	08162LAJ9	3.342034%	15,200,000.00	15,200,000.00	0.00	42,033.14	0.00	0.00	42,033.14	15,200,000.00	0.00%	0.00%
VRR	08162LAN0	3.342034%	33,000,000.00	32,689,990.05	0.00	91,026.78	0.00	0.00	91,026.78	32,689,990.05	0.00%	0.00%
R	08162LAK6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			660,000,000.00	653,799,801.06	0.00	1,532,944.72	0.00	0.00	1,532,944.72	653,799,801.06

X-A	08162LAD2	0.606318%	561,450,000.00	555,559,811.01	0.00	280,704.92	0.00	0.00	280,704.92	555,559,811.01
X-B	08162LAE0	0.231334%	35,720,000.00	35,720,000.00	0.00	6,886.03	0.00	0.00	6,886.03	35,720,000.00
Notional SubTotal			597,170,000.00	591,279,811.01	0.00	287,590.95	0.00	0.00	287,590.95	591,279,811.01

Deal Distribution Total					0.00	1,820,535.67	0.00	0.00	1,820,535.67

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08162LAA8	862.21780140	0.00000000	1.94128327	0.00000000	0.00000000	0.00000000	0.00000000	1.94128327	862.21780140
A-2	08162LAB6	1,000.00000000	0.00000000	2.23041663	0.00000000	0.00000000	0.00000000	0.00000000	2.23041663	1,000.00000000
A-3	08162LAC4	1,000.00000000	0.00000000	2.23883333	0.00000000	0.00000000	0.00000000	0.00000000	2.23883333	1,000.00000000
A-S	08162LAF7	1,000.00000000	0.00000000	2.42383337	0.00000000	0.00000000	0.00000000	0.00000000	2.42383337	1,000.00000000
B	08162LAG5	1,000.00000000	0.00000000	2.59225000	0.00000000	0.00000000	0.00000000	0.00000000	2.59225000	1,000.00000000
C	08162LAH3	1,000.00000000	0.00000000	2.78502802	0.00000000	0.00000000	0.00000000	0.00000000	2.78502802	1,000.00000000
D	08162LAJ9	1,000.00000000	0.00000000	2.76533816	0.01969013	8.72100395	0.00000000	0.00000000	2.76533816	1,000.00000000
VRR	08162LAN0	990.60575909	0.00000000	2.75838727	0.00047727	0.21141818	0.00000000	0.00000000	2.75838727	990.60575909
R	08162LAK6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08162LAD2	989.50896965	0.00000000	0.49996424	0.00000000	0.00000000	0.00000000	0.00000000	0.49996424	989.50896965
X-B	08162LAE0	1,000.00000000	0.00000000	0.19277800	0.00000000	0.00000000	0.00000000	0.00000000	0.19277800	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/26 - 07/30/26	30	0.00	82,989.86	0.00	82,989.86	0.00	0.00	0.00	82,989.86	0.00
A-2	07/01/26 - 07/30/26	30	0.00	105,944.79	0.00	105,944.79	0.00	0.00	0.00	105,944.79	0.00
A-3	07/01/26 - 07/30/26	30	0.00	780,569.24	0.00	780,569.24	0.00	0.00	0.00	780,569.24	0.00
X-A	07/01/26 - 07/30/26	30	0.00	280,704.92	0.00	280,704.92	0.00	0.00	0.00	280,704.92	0.00
X-B	07/01/26 - 07/30/26	30	0.00	6,886.03	0.00	6,886.03	0.00	0.00	0.00	6,886.03	0.00
A-S	07/01/26 - 07/30/26	30	0.00	297,040.78	0.00	297,040.78	0.00	0.00	0.00	297,040.78	0.00
B	07/01/26 - 07/30/26	30	0.00	92,595.17	0.00	92,595.17	0.00	0.00	0.00	92,595.17	0.00
C	07/01/26 - 07/30/26	30	0.00	40,744.96	0.00	40,744.96	0.00	0.00	0.00	40,744.96	0.00
D	07/01/26 - 07/30/26	30	131,892.65	42,332.42	0.00	42,332.42	299.29	0.00	0.00	42,033.14	132,559.26
VRR	07/01/26 - 07/30/26	30	6,941.72	91,042.54	0.00	91,042.54	15.75	0.00	0.00	91,026.78	6,976.80
Totals			138,834.37	1,820,850.71	0.00	1,820,850.71	315.04	0.00	0.00	1,820,535.67	139,536.06

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 25

	Additional Information
Total Available Distribution Amount (1)	1,820,535.67
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,828,248.05	Master Servicing Fee	1,499.01
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,774.83
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	280.87
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	842.62
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,828,248.05	Total Fees	7,397.33

Principal		Expenses/Reimbursements
Scheduled Principal	0.00	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	315.04
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	0.00	Total Expenses/Reimbursements	315.04

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,820,535.67
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	0.00
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	1,820,535.67
Total Funds Collected	1,828,248.05	Total Funds Distributed	1,828,248.04

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	653,799,801.06	653,799,801.06	Beginning Certificate Balance	653,799,801.06
(-) Scheduled Principal Collections	0.00	0.00	(-) Principal Distributions	0.00
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	653,799,801.06	653,799,801.06	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	653,799,801.06	653,799,801.06	Ending Certificate Balance	653,799,801.06
Ending Actual Collateral Balance	653,799,801.06	653,799,801.06

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.34%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	49,999,999 or less	17	443,299,801.06	67.80%	30	3.1560	2.741297	3.05 or less	12	335,716,079.70	51.35%	27	3.3386	1.555401
50,000,000 to 54,999,999		2	100,000,000.00	15.30%	41	3.5600	4.175000	3.06 to 3.45	0	0.00	0.00%	0	0.0000	0.000000
	55,000,000 or greater	2	110,500,000.00	16.90%	41	3.3668	3.764208	3.46 to 3.85	3	120,150,000.00	18.38%	40	3.3174	3.590000
	Totals	21	653,799,801.06	100.00%	34	3.2534	3.133469	3.86 to 4.25	1	55,000,000.00	8.41%	41	3.0320	3.940000
								4.26 or greater	5	142,933,721.36	21.86%	40	3.0848	6.145853
								Totals	21	653,799,801.06	100.00%	34	3.2534	3.133469
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	2	90,000,000.00	13.77%	10	2.6568	1.475000
							Industrial	33	37,933,721.35	5.80%	40	3.2310	4.380000
Illinois	7	50,733,443.00	7.76%	8	3.8292	1.724212
							Lodging	1	55,000,000.00	8.41%	40	3.1702	6.260000
Indiana	21	24,586,561.29	3.76%	40	3.2310	4.380000
							Mixed Use	2	92,900,000.00	14.21%	41	3.2172	2.716103
Nevada	1	55,000,000.00	8.41%	40	3.1702	6.260000
							Multi-Family	1	45,000,000.00	6.88%	(20)	2.7246	0.770000
New York	7	320,000,000.00	48.94%	40	3.3276	2.419533
							Office	7	317,966,079.70	48.63%	35	3.3964	2.430088
Ohio	3	4,785,503.12	0.73%	40	3.2310	4.380000
							Retail	2	105,000,000.00	16.06%	41	3.1308	4.557619
Washington	2	105,500,000.00	16.14%	41	3.3107	5.376730
							Totals	46	653,799,801.06	100.00%	34	3.2534	3.133469
Wisconsin	3	3,194,293.64	0.49%	40	3.2310	4.380000

Totals	46	653,799,801.06	100.00%	34	3.2534	3.133469

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 25

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	2.99999% or less	9	257,100,000.00	39.32%	30	2.8438	3.335957	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.00000% to 3.49999%	8	240,833,721.36	36.84%	40	3.2410	3.626260	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.50000% to 3.99999%	2	100,866,079.70	15.43%	24	3.7892	2.609511	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% or greater	2	55,000,000.00	8.41%	40	4.2400	0.990000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	21	653,799,801.06	100.00%	34	3.2534	3.133469	49 months or greater	21	653,799,801.06	100.00%	34	3.2534	3.133469
								Totals	21	653,799,801.06	100.00%	34	3.2534	3.133469
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 25

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	84 months or less	21	653,799,801.06	100.00%	34	3.2534	3.133469	Interest Only	21	653,799,801.06	100.00%	34	3.2534	3.133469
85 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	359 months or less	0	0.00	0.00%	0	0.0000	0.000000
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	21	653,799,801.06	100.00%	34	3.2534	3.133469	Totals	21	653,799,801.06	100.00%	34	3.2534	3.133469
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 25

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	21	653,799,801.06	100.00%	34	3.2534	3.133469			No outstanding loans in this group
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	21	653,799,801.06	100.00%	34	3.2534	3.133469
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
12A3-2	30317583	IN	Various	Various	Actual/360	3.231%	40,078.90	0.00	0.00	N/A	12/06/29	--	14,405,210.64	14,405,210.64	08/06/26
12A4	30317584	IN	Various	Various	Actual/360	3.231%	65,462.20	0.00	0.00	N/A	12/06/29	--	23,528,510.72	23,528,510.72	08/06/26
8	30317588	RT	Tukwila	WA	Actual/360	2.880%	124,000.00	0.00	0.00	N/A	01/01/30	--	50,000,000.00	50,000,000.00	08/01/26
2	30317626	OF	Seattle	WA	Actual/360	3.699%	176,766.08	0.00	0.00	01/06/30	09/06/33	--	55,500,000.00	55,500,000.00	08/06/26
1A2-C3-B	30317830	OF	New York	NY	Actual/360	2.990%	38,620.83	0.00	0.00	N/A	12/06/29	--	15,000,000.00	15,000,000.00	08/06/26
1A3-C2	30317831	OF	New York	NY	Actual/360	2.990%	127,834.96	0.00	0.00	N/A	12/06/29	--	49,650,000.00	49,650,000.00	08/06/26
3A2-C3	30317832	LO	Las Vegas	NV	Actual/360	3.170%	109,194.16	0.00	0.00	N/A	12/05/29	--	40,000,000.00	40,000,000.00	08/05/26
3A2-C5	30317833				Actual/360	3.170%	40,947.81	0.00	0.00	N/A	12/05/29	--	15,000,000.00	15,000,000.00	08/05/26
6A2	30317834	OF	New York	NY	Actual/360	4.240%	182,555.56	0.00	0.00	N/A	12/06/29	--	50,000,000.00	50,000,000.00	08/06/26
6A4-1	30317835				Actual/360	4.240%	18,255.56	0.00	0.00	N/A	12/06/29	--	5,000,000.00	5,000,000.00	08/06/26
7A2-C3	30317836	OF	New York	NY	Actual/360	2.950%	24,005.63	0.00	0.00	N/A	12/06/29	--	9,450,000.00	9,450,000.00	08/06/26
7A2-C5	30317837				Actual/360	2.950%	63,506.94	0.00	0.00	N/A	12/06/29	--	25,000,000.00	25,000,000.00	08/06/26
7A2-C7	30317838				Actual/360	2.950%	45,725.00	0.00	0.00	N/A	12/06/29	--	18,000,000.00	18,000,000.00	08/06/26
10A4	30317839	MF	San Francisco	CA	30/360	2.725%	102,171.38	0.00	0.00	N/A	12/09/24	--	45,000,000.00	45,000,000.00	07/09/26
13	30317840	MU	New York	NY	Actual/360	3.486%	113,769.48	0.00	0.00	N/A	12/08/29	--	37,900,000.00	37,900,000.00	08/08/26
4A1-3	30504619	RT	Brooklyn	NY	Actual/360	3.359%	86,769.00	0.00	0.00	N/A	01/01/30	--	30,000,000.00	30,000,000.00	08/01/26
4A1-4	30504620				Actual/360	3.359%	72,307.50	0.00	0.00	N/A	01/01/30	--	25,000,000.00	25,000,000.00	08/01/26
5	30504775	MU	New York	NY	Actual/360	3.032%	143,598.89	0.00	0.00	N/A	01/06/30	--	55,000,000.00	55,000,000.00	08/06/26
9	30504819	OF	Chicago	IL	Actual/360	3.900%	152,354.42	0.00	0.00	N/A	12/01/26	--	45,366,079.70	45,366,079.70	07/01/26
11A1-3	30504835	OF	San Francisco	CA	Actual/360	2.589%	55,735.42	0.00	0.00	N/A	12/06/29	--	25,000,000.00	25,000,000.00	08/06/26
11A1-2B	30504883				Actual/360	2.589%	44,588.33	0.00	0.00	N/A	12/06/29	--	20,000,000.00	20,000,000.00	08/06/26
Totals							1,828,248.05	0.00	0.00				653,799,801.06	653,799,801.06
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
12A3-2	25,157,818.21	5,355,029.40	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12A4	25,157,818.21	5,355,029.40	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	47,422,785.58	11,993,409.05	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2	24,849,559.06	6,441,146.78	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2-C3-B	111,565,922.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A3-C2	111,565,922.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2-C3	749,354,424.00	728,348,619.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2-C5	749,354,424.00	728,348,619.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2	7,680,998.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A4-1	7,680,998.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A2-C3	92,349,179.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A2-C5	92,349,179.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A2-C7	92,349,179.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10A4	38,234,536.78	0.00	--	--	03/09/26	0.00	0.00	102,077.62	102,077.62	0.00	0.00
13	21,762,386.00	22,646,098.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1-3	44,478,733.38	8,613,060.60	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1-4	44,478,733.38	8,613,060.60	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	25,388,636.01	25,083,131.43	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	15,473,694.00	0.00	--	--	--	0.00	0.00	152,256.76	152,256.76	0.00	0.00
11A1-3	35,995,565.62	4,656,820.79	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11A1-2B	35,995,565.62	4,656,820.79	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	2,398,646,057.64	1,560,110,844.84				0.00	0.00	254,334.38	254,334.38	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	55,000,000.00	0	0.00	0	0.00	3.253415%	3.240246%	34
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.253415%	3.240246%	35
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.253415%	3.240246%	36
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	4,633,920.30	0	0.00	3.253415%	3.240246%	37
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.257965%	3.244798%	37
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.257965%	3.244798%	38
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.257965%	3.244798%	39
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.257965%	3.244798%	40
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.257965%	3.244798%	41
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.257965%	3.244798%	42
10/20/25	1	37,900,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.257965%	3.244798%	43
09/17/25	1	37,900,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.257965%	3.244798%	44
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
10A4	30317839	07/09/26	0	5	102,077.62	102,077.62	0.00	45,000,000.00	03/14/24	2
9	30504819	07/01/26	0	B	152,256.76	152,256.76	0.00	45,366,079.70	01/22/26	2
Totals					254,334.38	254,334.38	0.00	90,366,079.70
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		45,000,000	0	45,000,000		0
0 - 6 Months		45,366,080	45,366,080		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		507,933,721	507,933,721		0	0
49 - 60 Months		0	0		0	0
> 60 Months		55,500,000	55,500,000		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	653,799,801	653,799,801	0	0	0	0
Jul-26	653,799,801	608,799,801	45,000,000	0	0	0
Jun-26	653,799,801	608,799,801	0	45,000,000	0	0
May-26	653,799,801	608,799,801	0	0	45,000,000	0
Apr-26	658,433,721	613,433,721	0	0	45,000,000	0
Mar-26	658,433,721	613,433,721	0	0	45,000,000	0
Feb-26	658,433,721	613,433,721	0	0	45,000,000	0
Jan-26	658,433,721	613,433,721	0	0	45,000,000	0
Dec-25	658,433,721	613,433,721	0	0	45,000,000	0
Nov-25	658,433,721	613,433,721	0	0	45,000,000	0
Oct-25	658,433,721	575,533,721	37,900,000	0	45,000,000	0
Sep-25	658,433,721	575,533,721	37,900,000	0	45,000,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
9	30504819	45,366,079.70	45,366,079.70	375,289,826.00	10/22/19	13,392,276.00	1.41000	09/30/25	12/01/26	I/O
10A4	30317839	45,000,000.00	45,000,000.00	1,420,000,000.00	02/26/26	37,443,286.78	0.77000	12/31/25	12/09/24	I/O
Totals		90,366,079.70	90,366,079.70	1,795,289,826.00		50,835,562.78

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
9	30504819	OF	IL	01/22/26	2

8/7/2026 - The Loan was transferred to the Special Servicer on 1/22/26 due to an imminent default. This loan is part of a $240.0MM first mortgage loan that is secured by the fee interest of 181 West Madison, a Class A, 50-story, 946,099 SF, located at 181 West Madison in downtown Chicago, Illinois. The $240.0MM mortgage loan consists of the two Trust Notes ($1.0MM Trust A Note & $132.1MM Trust B Note), which both in the JPMCC 2020-LOOP Trust, and the Non-Trust

$106.9MM A Note. Notes have a 12/1/26 maturit y. The HNA sponsored initial Brwr. filed bankruptcy in 2021. BK plan auctioned property''s equity in 2Q23, which produced a winning bidder, an HNA affiliate, that assumed the subject Loan effective 9/23. During the BK, a 2-yr. ext. was approved for anchor tenant, Northern Trust. NT occupied 400M SF and the ext. pushed their lease expiration from 12/31/25 to 12/31/27. The extension also allowed NT to contract from 400M SF to

225M SF effective 1/1/26. The Brwr''s 2026 budget indicates negative cashflow in2 026 due to the 1/1/26 contraction of space & initiation of 4-month free rent period by anchor tenant Northern Trust. There was a cash shortfall for the March payment cycle. The Lender initiated foreclosure and a receiver was granted 4/24/26 and receiverto ok possession of the Property ASAP after order was signed. The Receiver is talking to all major tenants about their lease status'' and expects lease extension proposals to follow.

10A4	30317839	MF	CA	03/14/24	2

8/10/2026 - Borrower requested Loan transfer to Special Servicer citing low occupancy and near term maturity. Special Servicer has executed a Pre-Negotiation Letter with Borrower and plans to pursue all legal options and consider all alternatives. After discovery of extensive open AP, Borrower was issued a Default Notice and Lender reserved its rights. Property Protective Advances for critical opex have been made and additional needs will be evaluated so as to protect collateral value. Determination of a Sequential Pay Event was made. The swaption was liquidated and the proceeds are expected to be applied towards the outstanding and impending servicing advances and, any remaining funds, to the outstanding principal balance of the Loan. Borrower failed t o close on a modification that had been fully negotiated. The Loan matured 12/9/2024 and Lender is proceeding to enforce remedies. A Receiver was confirmed on March 6, 2025. The

Property Manager was replaced as of May 31, 2025. Lender commenced an action against Guarantor. Additional Lender action may include Foreclosure. An updated appraisal has been obtained effective 2/26/2026 and An Appraisal Reduction

Amount was calculated and posted effective March 9, 2026. Post Receivership appointment, occupancy a t the asset has increased to 88.5%. SS and Receiver are working on a property wide capital plan to address deferred maintenance, make ready units, security, and improve curb appeal to drive leasing. The Receiver has submitted a revised capital budget whic h is currently being reviewed.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	30504775	0.00	3.03200%	0.00	3.03200%	8	07/02/26	07/02/26	07/21/26
6A2	30317834	0.00	4.24000%	0.00	4.24000%	8	07/10/20	07/10/20	09/25/20
6A2	30317834	0.00	4.24000%	0.00	4.24000%	8	09/25/20	07/10/20	07/10/20
6A4-1	30317835	5,000,000.00	4.24000%	5,000,000.00	4.24000%	8	07/10/20	07/10/20	09/25/20
6A4-1	30317835	0.00	4.24000%	0.00	4.24000%	8	09/25/20	07/10/20	07/10/20
Totals		5,000,000.00		5,000,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
9	0.00	0.00	315.04	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	315.04	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			315.04

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Supplemental Notes
None

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